Property, Plant and Equipment - Schedule of Property, Plant and Equipment (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Property, Plant and Equipment [Line Items]
Total property, plant and equipment, gross	$ 17,525	$ 16,907
Accumulated depreciation	(14,021)	(13,706)
Total property, plant and equipment, net	3,504	3,201
Depreciation charge for the 6 months ended June 30,	315	301
Machinery & Equipment
Property, Plant and Equipment [Line Items]
Total property, plant and equipment, gross	14,286	13,769
Accumulated depreciation	(10,988)	(10,733)
Office Equipment and Furniture
Property, Plant and Equipment [Line Items]
Total property, plant and equipment, gross	2,321	2,321
Accumulated depreciation	(2,320)	(2,320)
Computer Equipment and Licenses
Property, Plant and Equipment [Line Items]
Total property, plant and equipment, gross	918	817
Accumulated depreciation	$ (713)	$ (653)